PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Condensed statements of comprehensive income
Income/(loss) before income tax	$ (10,799,996)	$ 4,856,406
Income tax provision	559,131	481,279
Other comprehensive (loss) income
Comprehensive income/(loss)	(10,399,956)	3,501,537
Parent | Reportable legal entity
Condensed statements of comprehensive income
Share of profit/loss in subsidiaries, net (Note a)	(11,293,895)	4,330,267
Income/(loss) before income tax	(11,293,895)	4,330,267
Net income/(loss)	(11,293,895)	4,330,267
Other comprehensive (loss) income
Foreign currency translation (loss) income	893,939	(828,730)
Comprehensive income/(loss)	$ (10,399,956)	$ 3,501,537